Significant Accounting Policies - Schedule of Operating Lease Commitments (Details) - CAD ($)				12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018		Dec. 31, 2019
Significant Accounting Policies
Operating lease commitments as at December 31, 2018	$ 1,519,000	$ 1,284,000		$ 1,519,000
Adjustments on adoption of IFRS 16		235,000		1,154,000
Operating lease commitments - December 31, 2018		1,519,000
IFRS 16 recognition exemption for short-term leases (note 14(b))	(158,000)
Effect from discounting using the incremental borrowing rate - January 1, 2019	(207,000)
Lease liabilities recognized at January 1, 2019	1,154,000			1,154,000
Current lease liability (note 10)	389,000		[1]	286,000	[1]
Non-current lease liability (note 10)	765,000		[1]	$ 934,000	[1]
Lease liabilities recognized at January 1, 2019	$ 1,154,000	$ 1,154,000

[1]	Lease liabilities relate to lease of offices, site hangers, yard storage, an office copier and one vehicle, which have remaining lease terms of 4 to 125 months and interest rates of 7.5% – 10.5% over the term of the leases. During the year ended December 31, 2019, the Group recognized $120 in interest expense on lease liabilities, which is included in finance expense in the loss for the year.